STATUTORY SURPLUS RESERVE (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Surplus Reserve (Textual) [Abstract]
Statutory Surplus Reserve Description	The Company's PRC subsidiaries are required to transfer 10% of their after-tax profits to a statutory surplus reserve until the reserve balance reaches 50% of its registered capital
Statutory Surplus Reserve Usage Percentage	below 25% of registered capital
Statutory Surplus Reserve	$ 3,024,562	$ 3,024,562	$ 3,024,562